VESSELS UNDER CAPITAL LEASES, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2016 vessel	Dec. 31, 2016 tax_lease
Components of vessels under capital leases, net:
Cost	$ 168,577	$ 168,577
Accumulated depreciation and amortization	(57,391)	(51,850)
Net book value	111,186	$ 116,727
Number of leased shipping vessels		1		1	1
Depreciation and amortization expense	82,600	$ 81,900	$ 72,600
Drydocking Costs
Components of vessels under capital leases, net:
Cost	8,100
Accumulated depreciation and amortization	(5,800)	$ (4,100)
Assets Held under Capital Leases
Components of vessels under capital leases, net:
Depreciation and amortization expense	$ 5,500